NEW ACCOUNTING PRONOUNCEMENTS - Impact of ASUs on Segment Reporting (Detail) - USD ($) $ in Millions	3 Months Ended			9 Months Ended
	Sep. 30, 2018	Sep. 30, 2017		Sep. 30, 2018	Sep. 30, 2017
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Net sales	$ 6,245	$ 6,238	[1]	$ 20,124	$ 18,053	[1]
Total Revenues	6,686	6,689	[1]	21,504	19,477	[1]
Operating Profit:		395			1,172
As Previously Reported
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Net sales		6,331			18,370
Total Revenues		6,630			19,259
Operating Profit:		388			1,168
Industrial activities
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Net sales	6,245	6,238		20,124	18,053
Total Revenues	6,268	6,266		20,197	18,146
Operating Profit:		275			807
Industrial activities | As Previously Reported
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Net sales		6,331			18,370
Total Revenues		6,359			18,463
Operating Profit:		351			1,051
Financial services
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Net sales	0	0		0	0
Total Revenues	469	478		1,469	1,492
Adjustment Due to ASU 2016-18 | Adjustment Due to ASC
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Net sales		0			0
Total Revenues		0			0
Operating Profit:		7			17
Adjustment Due to ASU 2016-18 | Industrial activities | Adjustment Due to ASC
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Operating Profit:		7			17
As Previously Reported
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Total Revenues		6,630			19,259
As Previously Reported | Industrial activities
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Net sales		6,331			18,370
Adjustment Due to Adoption of ASC 606 | ASU 2014-09, Revenue from Contracts with Customers (ASC 606)
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Net sales		(93)			(317)
Total Revenues		59			218
Operating Profit:					(13)
Adjustment Due to Adoption of ASC 606 | ASU 2014-09, Revenue from Contracts with Customers (ASC 606) | Industrial activities
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Net sales		(93)			(317)
Operating Profit:		(83)			(261)
Operating segments | Industrial activities
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Total Revenues	6,245	6,238		20,124	18,053
Operating segments | Industrial activities | Agricultural Equipment
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Net sales	2,636	2,547		8,527	7,553
Total Revenues	2,636	2,547		8,527	7,553
Operating Profit:		158			504
Operating segments | Industrial activities | Agricultural Equipment | As Previously Reported
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Operating Profit:		208			670
Operating segments | Industrial activities | Construction Equipment
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Net sales	726	618		2,207	1,770
Total Revenues	726	618		2,207	1,770
Operating Profit:		2			(22)
Operating segments | Industrial activities | Construction Equipment | As Previously Reported
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Operating Profit:		13			8
Operating segments | Industrial activities | Commercial Vehicles
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Net sales	2,404	2,573		7,788	7,296
Total Revenues	2,404	2,573		7,788	7,296
Operating Profit:		44			131
Operating segments | Industrial activities | Commercial Vehicles | As Previously Reported
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Operating Profit:		59			178
Operating segments | Industrial activities | Powertrain
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Net sales	972	1,074		3,376	3,211
Total Revenues	972	1,074		3,376	3,211
Operating Profit:		88			259
Operating segments | Industrial activities | Powertrain | As Previously Reported
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Operating Profit:		88			260
Operating segments | Financial services
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Total Revenues	469	478		1,469	1,492
Operating Profit:		120			365
Operating segments | Financial services | As Previously Reported
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Operating Profit:		120			365
Operating segments | Adjustment Due to ASU 2016-18 | Industrial activities | Agricultural Equipment | Adjustment Due to ASC
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Operating Profit:		4			12
Operating segments | Adjustment Due to ASU 2016-18 | Industrial activities | Construction Equipment | Adjustment Due to ASC
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Operating Profit:		2			4
Operating segments | Adjustment Due to ASU 2016-18 | Industrial activities | Commercial Vehicles | Adjustment Due to ASC
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Operating Profit:		1			1
Operating segments | As Previously Reported | Industrial activities | Agricultural Equipment
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Net sales		2,651			7,890
Operating segments | As Previously Reported | Industrial activities | Construction Equipment
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Net sales		642			1,841
Operating segments | As Previously Reported | Industrial activities | Commercial Vehicles
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Net sales		2,537			7,203
Operating segments | As Previously Reported | Industrial activities | Powertrain
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Net sales		1,075			3,213
Operating segments | As Previously Reported | Financial services
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Total Revenues		409			1,205
Operating segments | Adjustment Due to Adoption of ASC 606 | ASU 2014-09, Revenue from Contracts with Customers (ASC 606) | Industrial activities | Agricultural Equipment
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Net sales		(104)			(337)
Operating Profit:		(54)			(178)
Operating segments | Adjustment Due to Adoption of ASC 606 | ASU 2014-09, Revenue from Contracts with Customers (ASC 606) | Industrial activities | Construction Equipment
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Net sales		(24)			(71)
Operating Profit:		(13)			(34)
Operating segments | Adjustment Due to Adoption of ASC 606 | ASU 2014-09, Revenue from Contracts with Customers (ASC 606) | Industrial activities | Commercial Vehicles
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Net sales		36			93
Operating Profit:		(16)			(48)
Operating segments | Adjustment Due to Adoption of ASC 606 | ASU 2014-09, Revenue from Contracts with Customers (ASC 606) | Industrial activities | Powertrain
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Net sales		(1)			(2)
Operating Profit:					(1)
Operating segments | Adjustment Due to Adoption of ASC 606 | ASU 2014-09, Revenue from Contracts with Customers (ASC 606) | Financial services
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Total Revenues		69			287
Eliminations and other
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Total Revenues	(28)	(27)		(89)	(68)
Eliminations and other | Industrial activities
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Net sales	(493)	(574)		(1,774)	(1,777)
Total Revenues	(493)	(574)		(1,774)	(1,777)
Operating Profit:		(17)			(65)
Eliminations and other | Industrial activities | As Previously Reported
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Operating Profit:		(17)			(65)
Eliminations and other | Financial services
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Total Revenues	$ (28)	(27)		$ (89)	(68)
Eliminations and other | Financial services | As Previously Reported
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Operating Profit:		(83)			(248)
Eliminations and other | As Previously Reported | Industrial activities
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Net sales		(574)			(1,777)
Eliminations and other | As Previously Reported | Financial services
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Total Revenues		(110)			(316)
Eliminations and other | Adjustment Due to Adoption of ASC 606 | ASU 2014-09, Revenue from Contracts with Customers (ASC 606) | Industrial activities
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Net sales		0			0
Eliminations and other | Adjustment Due to Adoption of ASC 606 | ASU 2014-09, Revenue from Contracts with Customers (ASC 606) | Financial services
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Total Revenues		83			248
Operating Profit:		$ 83			$ 248

[1]	2017 figures have been recast following the retrospective adoption on January 1, 2018, of the updated accounting standards for revenue recognition (ASC 606) and retirement benefits accounting (ASU 2017-07).